Related Party Transaction - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties - non current	$ 1,497	$ 930
Amounts due from related parties - current	3,586	4,116
Amounts due to related parties - current	1,995	4
Gain on disposal of subsidiaries		3,621
Metropolis Holding China Limited [Member] | Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	1,497	930
Amounts due from related parties - current	1,096	1,073
Rental expense	5,298	4,173	$ 4,276
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	2,490	3,043
Amounts due to related parties - current	1,992	4
Gain on disposal of subsidiaries		$ 3,621
MaxEn [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	2,490
Amounts due to related parties - current	1,992
Beijing Zhishang Education & Technology Co., Ltd. [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due to related parties - current	$ 3